UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-226850-03

Central Index Key Number of the issuing entity: 0001780131

BBCMS Mortgage Trust 2019-C4

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-226850

Central Index Key Number of the depositor: 0001541480

Barclays Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Barclays Capital Real Estate Inc.
(Central Index Key Number 0001549574)

Societe Generale Financial Corporation
(Central Index Key Number 0001755531)

UBS AG acting through its Branch located at 1285 Avenue of the Americas, New York, New York
(Central Index Key Number 0001685185)

Starwood Mortgage Capital LLC

(Central Index Key Number 0001548405)

Rialto Real Estate Fund III – Debt, LP

(Central Index Key Number 0001654834)

CIBC Inc.

(Central Index Key Number 0001548567)

Natixis Real Estate Capital LLC

(Central Index Key Number 0001542256)

Daniel Vinson, (212) 528-8224
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

/s/ Daniel Vinson
Date: August 5, 2019	Daniel Vinson, Chief Executive Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document